SCHEDULE OF OPERATING SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Total assets	$ 69,634,050	$ 65,457,129
Total revenues	69,073,374	73,084,448	$ 46,716,505
Cost of revenues	53,038,855	54,705,407	33,180,970
Gross profit	16,034,519	18,379,041	13,535,535
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	62,719,685	66,150,464	40,767,156
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	6,353,689	6,933,984	5,949,349
Clean Energy Equipment [Member]
Segment Reporting Information [Line Items]
Total assets	34,090,599	35,230,154
Total revenues	33,816,111	39,581,383	18,697,671
Cost of revenues	23,492,973	27,713,920	12,466,400
Gross profit	10,323,138	11,867,463	6,231,271
Clean Energy Equipment [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	33,816,111	39,581,383	18,697,671
Clean Energy Equipment [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues
Digitalization and Integration Equipment [Member]
Segment Reporting Information [Line Items]
Total assets	3,106,241	3,233,893
Total revenues	3,081,230	3,364,644	4,356,143
Cost of revenues	2,521,522	3,154,108	3,726,018
Gross profit	559,708	210,536	630,125
Digitalization and Integration Equipment [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	3,081,230	3,364,644	4,356,143
Digitalization and Integration Equipment [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues
New Energy Production And Operation [Member]
Segment Reporting Information [Line Items]
Total assets	26,031,947	20,782,750
Total revenues	25,822,344	23,204,437	17,713,342
Cost of revenues	25,173,782	22,745,219	16,005,763
Gross profit	648,562	459,218	1,707,579
New Energy Production And Operation [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	25,822,344	23,204,437	17,713,342
New Energy Production And Operation [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues
Oil And Gas Engineering Technical Services [Member]
Segment Reporting Information [Line Items]
Total assets	6,405,263	6,210,332
Total revenues	6,353,689	6,933,984	5,949,349
Cost of revenues	1,850,578	1,092,160	982,789
Gross profit	4,503,111	5,841,824	4,966,560
Oil And Gas Engineering Technical Services [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues
Oil And Gas Engineering Technical Services [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 6,353,689	$ 6,933,984	$ 5,949,349